Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2017	Dec. 31, 2016
Common stock, reserved for future issuance (in shares)	92,895,777	95,106,312
Warrant [Member]
Common stock, reserved for future issuance (in shares)	30,656,243	32,751,578
Equity Incentive Plans [Member]
Common stock, reserved for future issuance (in shares)	4,590,300	4,705,500
Series B Convertible Preferred Stock [Member]
Common stock, reserved for future issuance (in shares)	285,714	285,714
Series C Convertible Preferred Stock [Member]
Common stock, reserved for future issuance (in shares)	57,363,520	57,363,520